INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Tax Benefit of 34%	$ (1,903,000)	$ (2,300,000)
Increase (Decrease) in Income Taxes Resulting from:
State Income Tax Benefit, Net of Federal Tax	(250,000)	(245,631)
Nondeductible Expenses	365,709	1,126,943
Valuation Allowance	1,787,291	1,418,688
Total	$ 15,826	$ (69,336)